Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Gladstone Capital Corporation

1521 Westbranch Drive, Suite 100

McLean, Virginia 22102

under the

Investment Company Act of 1940

Investment Company Act File No. 814-00237

The undersigned, Gladstone Capital Corporation (the “Fund”), is a closed-end, management investment company that has elected to be regulated as a business development company. The Fund hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, and provides the information set forth below that is required by Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of the Fund to be redeemed:

5.375% Notes due 2024 (CUSIP #376535704) (the “Notes”)

(2)	Date on which the securities are to be redeemed:

November 1, 2021

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are being voluntarily redeemed pursuant to (i) Section 3.01 of the Indenture (the “Base Indenture”), dated as of November 6, 2018, between the Fund and U.S. Bank National Association (the “Trustee”) and (ii) Section 1.01(g) of the Second Supplemental Indenture (the “Supplemental Indenture”), dated as of October 10, 2019, between the Fund and the Trustee.

(4)	The principal amount to be redeemed and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem 100% of the outstanding Notes ($38,812,500 aggregate principal amount) pursuant to the terms of the Base Indenture and the Supplemental Indenture.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 28th day of September 2021.

GLADSTONE CAPITAL CORPORATION

By:	/s/ David Gladstone
Name:	David Gladstone
Title:	Chairman & Chief Executive Officer